Fair value measurements and financial risk management - Gross remaining contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 26,751	$ 47,043
Accrued expenses	87,583	57,475
Other current liabilities	12,171	6,568
Non-controlling interest redemption liability	72,140	2,694
Contingent consideration liability	28,839	1,898
Other long term liability	5,876	3,698
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	26,751	47,043
Accrued expenses	87,583	57,475
Other current liabilities	12,171	6,568
Non-controlling interest redemption liability	72,140	2,694
Contingent consideration liability	37,994	1,898
Other long term liability	5,876
Gross remaining contractual obligations	242,515	115,678
Liquidity risk | Within 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	26,751	47,043
Accrued expenses	87,583	57,475
Other current liabilities	12,171	6,568
Contingent consideration liability	9,155
Gross remaining contractual obligations	135,660	111,086
Liquidity risk | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-controlling interest redemption liability	72,140	2,694
Contingent consideration liability	28,839	1,898
Other long term liability	5,876
Gross remaining contractual obligations	$ 106,855	$ 4,592